BORROWINGS	6 Months Ended
Jun. 30, 2022
BORROWINGS
BORROWINGS

NOTE 4 – BORROWINGS

USDm	30 June 2022	30 June 2021	31 December 2021

Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	134.1	170.0	209.2
Falling due between one and two years	123.0	124.3	128.1
Falling due between two and three years	130.0	122.1	138.3
Falling due between three and four years	210.3	126.0	134.1
Falling due between four and five years	89.1	207.2	181.3
Falling due after five years	365.7	248.9	351.8
Total	1,052.2	998.5	1,142.8

NOTE 4 – continued

The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 12.0m (30 June 2021: USD 11.6m, 31 December 2021: USD 13.0m), which are amortized over the term of the loans and debt regarding Land and buildings & Other plant and operating equipment USD 4.1m (30 June 2021: USD 6.9m, 31 December 2021: USD 5.6m).

As of 30 June 2022, TORM was in compliance with the financial covenants. TORM expects to remain in compliance with the financial covenants in the remaining period of 2022.